Other financial liabilities (Details) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 107,151,600	$ 185,879,251
Other non-current financial liabilities	1,234,246,107	1,175,706,699
Bank Borrowings [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	24,494,870	134,737,116
Other non-current financial liabilities	174,074,170	84,839,970
Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	38,650,859	30,871,086
Other non-current financial liabilities	1,050,838,488	1,081,682,928
Derivative Not Designated As Hedges [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	468,541	3,753,264
Other non-current financial liabilities	0	0
Derivative Designated As Hedges [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	3,207,739	4,605,695
Other non-current financial liabilities	9,333,449	9,183,801
Deposits For Return Of Bottles And Containers [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	11,774,922	11,912,090
Other non-current financial liabilities	0	0
Put Option Liability [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	28,554,669	0
Other non-current financial liabilities	$ 0	$ 0